GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Financial Statements

Year ended December 31, 2022

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Year ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and

Contract Owners of Genworth Life of New York VA Separate Account 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 2 (the Separate Account), as of December 31, 2022, the related statements of operations for the year then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2023

Appendix

Statement of assets and liabilities as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio — Class A

AB Trust

AB International Value Fund — Class A

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Capital Appreciation Fund — Class A

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund — Class A

Invesco Main Street Fund® — Class A

AIM Growth Series (Invesco Growth Series)

Invesco Main Street Mid Cap Fund® — Class A

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Fund — Class A

AIM Sector Funds (Invesco Sector Funds)

Invesco Comstock Fund — Class A

Allspring Funds Trust

Allspring Disciplined U.S. Core Fund — Class A (1) (2)

Allspring Special Large Cap Value Fund — Class A (1) (2)

Allspring Treasury Plus Money Market Fund — Class A (1)

American Century Capital Portfolios, Inc.

American Century Equity Income Fund — A Class

American Century Government Income Trust

American Century Inflation — Adjusted Bond Fund — A Class

BlackRock Global Allocation Fund, Inc.

BlackRock Global Allocation Fund — Investor A

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc. — Investor A (1)

Calamos Investment Trust

Calamos Growth Fund — Class A

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Global Realty Shares — Class A

Columbia Acorn Trust

Columbia Acorn Fund — Class A

Columbia Acorn International Select — Class A

Columbia Funds Series Trust

Columbia Large Cap Growth Opportunity Fund — Class A

Columbia Select Mid Cap Value Fund — Class A

Davis New York Venture Fund, Inc.

Davis New York Venture Fund — Class A

Eaton Vance Mutual Funds Trust

Eaton Vance Floating-Rate Fund — Class A

Eaton Vance Special Investment Trust

Eaton Vance Large-Cap Value Fund — Class A

Federated Hermes Equity Funds

Federated Hermes Kaufmann Fund — Class A

Fidelity Advisor Series I

Fidelity Advisor® Balanced Fund — Class A

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity Advisor® Leveraged Company Stock Fund — Class A

Fidelity Advisor Series II

Fidelity Advisor® Mid Cap II Fund — Class A (2)

Fidelity Contrafund

Fidelity Advisor® New Insights Fund — Class A

Franklin Fund Allocator Series

Franklin Global Allocation Fund — Class A (1)

Franklin Value Investors Trust

Franklin Small Cap Value Fund — Class A (2)

JPMorgan Trust II

JPMorgan Core Bond Fund — Class A

JPMorgan Investor Growth & Income Fund — Class A (2)

Janus Investment Fund

Janus Henderson Forty Fund — Class A

Legg Mason Global Asset Management Trust

ClearBridge Value Trust — Class FI (2)

Legg Mason Partners Variable Equity Trust

ClearBridge Aggressive Growth Fund — Class FI

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Affiliated Fund — Class A

Lord Abbett Bond Debenture Fund, Inc.

Lord Abbett Bond Debenture Fund — Class A

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A

PIMCO Funds

PIMCO High Yield Fund — Class A

PIMCO Long-Term U.S. Government Fund — Class A

PIMCO Low Duration Fund — Class A

PIMCO Total Return Fund — Class A

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund, Inc. — Class A

Putnam Investment Funds

Putnam International Capital Opportunities Fund — Class A

T. Rowe Price Capital Appreciation Fund

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Growth Stock Fund — Advisor Class

The AB Portfolios

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A (2)

Thornburg Investment Trust

Thornburg International Equity Fund — Class A (1)

Thornburg Small/Mid Cap Growth Fund — Class A

Virtus Investment Trust

Virtus NFJ International Value Fund — Class A (1)

Virtus NFJ Large-Cap Value Fund — Class A (1)

Statement of assets and liabilities as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in net assets for the period from inception to December 31, 2022:

Prudential Investment Portfolios 18

PGIM Jennison Focused Growth Fund — Class A (inception December 10, 2021)

The Advisors’ Inner Circle Fund III

First Foundation Total Return Fund — Class A (inception January 11, 2021)

(1)	See Note 1 to the financial statements for the former name of the subaccount.
(2)	Available as investment options for contracts, but not shown on the statements as there was no activity from January 1, 2021 through December 31, 2022.

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GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities

December 31, 2022

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Capital Appreciation Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

Assets:
Investments at fair value (note 2b)	$—	$48,908	$47,244	$191,619	$240,495
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	69	98	49
Total assets	—	48,908	47,313	191,717	240,544

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	2	3	8	10
Payable for units withdrawn	—	69	—	—	—
Total liabilities	—	71	3	8	10

Net assets	$—	$48,837	$47,310	$191,709	$240,534

Investments in securities at cost	$—	$45,352	$51,576	$209,121	$319,369
Shares outstanding	—	3,869	996	13,062	5,541

	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.	Columbia Acorn Trust

	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares — Class A	Columbia Acorn Fund — Class A	Columbia Acorn International Select — Class A

Assets:
Investments at fair value (note 2b)	$48,447	$59,787	$—	$62,100	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	68	—	—	—
Total assets	48,447	59,855	—	62,100	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	3	—	3	—
Payable for units withdrawn	15	—	—	—	—
Total liabilities	17	3	—	3	—

Net assets	$48,430	$59,852	$—	$62,097	$—

Investments in securities at cost	$52,852	$76,845	$—	$111,307	$—
Shares outstanding	2,967	2,205	—	10,081	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2022

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust	American Century Capital Portfolios, Inc.	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A

$—	$21,239	$21,499	$77,298	$—	$203,961	$188,277
—	—	—	230	—	—	—
—	—	—	—	—	—	—
—	21,239	21,499	77,528	—	203,961	188,277

—	1	1	3	—	8	8
—	—	—	—	—	7	—
—	1	1	3	—	15	8

$—	$21,238	$21,498	$77,525	$—	$203,946	$188,269

$—	$28,842	$24,563	$77,298	$—	$228,678	$212,953
—	286	812	77,298	—	19,425	11,438

Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust	Federated Hermes Equity Funds	Fidelity Advisor Series I

Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A

$95,371	$4,595	$9,219	$83,061	$48,474	$12,204	$5,413
—	—	—	500	—	—	—
88	—	—	—	—	—	—
95,459	4,595	9,219	83,561	48,474	12,204	5,413

4	—	—	3	3	1	—
—	—	1	124	21	—	—
4	—	1	127	24	1	—

$95,455	$4,595	$9,218	$83,434	$48,450	$12,203	$5,413

$123,189	$4,134	$12,159	$86,064	$45,187	$15,973	$4,345
8,847	386	416	9,818	2,142	2,619	245

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2022

	Fidelity Advisor Series I (continued)		Fidelity Contrafund	Franklin Fund Allocator Series	JPMorgan Trust II

	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® New Insights Fund — Class A	Franklin Global Allocation Fund — Class A	JPMorgan Core Bond Fund — Class A

Assets:
Investments at fair value (note 2b)	$47,498	$—	$25,069	$311,968	$325,200
Dividend receivable	—	—	—	—	—
Receivable for units sold	48	—	—	—	24
Total assets	47,546	—	25,069	311,968	325,224

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	—	2	14	14
Payable for units withdrawn	—	—	—	—	—
Total liabilities	2	—	2	14	14

Net assets	$47,544	$—	$25,067	$311,954	$325,210

Investments in securities at cost	$53,314	$—	$30,282	$287,855	$375,585
Shares outstanding	3,740	—	983	24,720	32,198

	PIMCO Funds (continued)		Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds

	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Capital Opportunities Fund — Class A

Assets:
Investments at fair value (note 2b)	$155,923	$419,510	$11,813	$—	$49,049
Dividend receivable	545	1,586	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	156,468	421,096	11,813	—	49,049

Liabilities:
Accrued expenses payable to affiliate (note 4b)	6	18	—	—	3
Payable for units withdrawn	135	65	—	—	58
Total liabilities	141	83	—	—	61

Net assets	$156,327	$421,013	$11,813	$—	$48,988

Investments in securities at cost	$169,146	$483,912	$18,330	$—	$48,630
Shares outstanding	17,134	49,587	886	—	1,428

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2022

Janus Investment Fund	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

Janus Henderson Forty Fund — Class A	ClearBridge Aggressive Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A	PIMCO Long-Term U.S. Government Fund — Class A

$47,528	$1	$—	$—	$—	$81,965	$—
—	—	—	—	—	390	—
56	—	—	1	—	—	—
47,584	1	—	1	—	82,355	—

2	1	—	1	—	3	—
—	—	—	—	—	5	—
2	1	—	1	—	8	—

$47,582	$—	$—	$—	$—	$82,347	$—

$49,882	$—	$—	$—	$—	$96,747	$—
1,334	—	—	—	—	10,914	—

T. Rowe Price Capital Appreciation Fund	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios	The Advisors’ Inner Circle Fund III	Thornburg Investment Trust

T. Rowe Price Capital Appreciation Fund — Advisor Class	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	First Foundation Total Return Fund — Class A	Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A

$4,578	$69,803	$1	$62,975	$69,576	$—	$—
—	—	—	—	—	—	—
—	—	—	—	—	—	—
4,578	69,803	1	62,975	69,576	—	—

1	3	1	2	3	—	—
—	10	—	—	1	—	—
1	13	1	2	4	—	—

$4,577	$69,790	$—	$62,973	$69,572	$—	$—

$4,669	$70,709	$—	$66,013	$75,047	$—	$—
156	2,143	—	4,859	2,763	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2022

	Virtus Investment Trust

	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

Assets:
Investments at fair value (note 2b)	$9,133	$—
Dividend receivable	—	—
Receivable for units sold	—	—
Total assets	9,133	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—
Payable for units withdrawn	1	—
Total liabilities	1	—

Net assets	$9,132	$—

Investments in securities at cost	$9,452	$—
Shares outstanding	519	—

See accompanying notes to financial statements.

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GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Capital Appreciation Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$—	$597	$—	$1,489	$2,467
Mortality and expense risk and administrative charges (note 4a)	—	337	333	1,551	3,761
Net investment income (expense)	—	260	(333)	(62)	(1,294)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(1)	256	98	(1,189)	(15,901)
Change in unrealized appreciation (depreciation)	—	3,557	(4,332)	(15,251)	(50,435)
Capital gain distributions	—	—	407	6,300	8,257
Net realized and unrealized gain (loss) on investments	(1)	3,813	(3,827)	(10,140)	(58,079)

Increase (decrease) in net assets from operations	$(1)	$4,073	$(4,160)	$(10,202)	$(59,373)

	BlackRock Large Cap Focus Value Fund, Inc.	Calamos Investment Trust	Cohen & Steers Global Realty Shares, Inc.	Columbia Acorn Trust

	BlackRock Large Cap Focus Value Fund, Inc. — Investor A	Calamos Growth Fund — Class A	Cohen & Steers Global Realty Shares — Class A	Columbia Acorn Fund — Class A	Columbia Acorn International Select — Class A

	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$688	$—	$—	$—	$—
Mortality and expense risk and administrative charges (note 4a)	335	883	—	1,438	2,227
Net investment income (expense)	353	(883)	—	(1,438)	(2,227)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(393)	(2,490)	—	(36,903)	(108,004)
Change in unrealized appreciation (depreciation)	(4,405)	(19,598)	—	(13,541)	(5,864)
Capital gain distributions	4,698	—	—	7,152	9,308
Net realized and unrealized gain (loss) on investments	(100)	(22,088)	—	(43,292)	(104,560)

Increase (decrease) in net assets from operations	$253	$(22,971)	$—	$(44,730)	$(106,787)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	AIM Sector Funds (Invesco Sector Funds)	Allspring Funds Trust	American Century Capital Portfolios, Inc.	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Invesco Comstock Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class	American Century Inflation- Adjusted Bond Fund — A Class	BlackRock Global Allocation Fund — Investor A

Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022

$—	$—	$307	$305	$—	$11,447	$—
—	393	261	132	—	2,265	3,195
—	(393)	46	173	—	9,182	(3,195)

—	(942)	(362)	—	—	(1,606)	(1,204)
—	(11,543)	(3,064)	—	—	(30,350)	(48,050)
—	2,608	2,112	—	—	—	10,934
—	(9,877)	(1,314)	—	—	(31,956)	(38,320)

$—	$(10,270)	$(1,268)	$173	$—	$(22,774)	$(41,515)

Columbia Funds Series Trust		Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust	Federated Hermes Equity Funds	Fidelity Advisor Series I

Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A	Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A

Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022

$—	$27	$149	$3,256	$409	$—	$59
989	84	167	964	550	219	85
(989)	(57)	(18)	2,292	(141)	(219)	(26)

(5,490)	266	(360)	(819)	2,290	(383)	239
(18,066)	(1,078)	(2,294)	(2,748)	(3,276)	(4,685)	(1,795)
6,438	252	515	—	1,454	—	223
(17,118)	(560)	(2,139)	(3,567)	468	(5,068)	(1,333)

$(18,107)	$(617)	$(2,157)	$(1,275)	$327	$(5,287)	$(1,359)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	Fidelity Advisor Series I (continued)		Fidelity Contrafund	Franklin Fund Allocator Series	JPMorgan Trust II

	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A	Fidelity Advisor® New Insights Fund — Class A	Franklin Global Allocation Fund — Class A	JPMorgan Core Bond Fund — Class A

	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$—	$—	$104	$13,752	$8,239
Mortality and expense risk and administrative charges (note 4a)	546	135	663	5,309	5,506
Net investment income (expense)	(546)	(135)	(559)	8,443	2,733

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(261)	688	(5,333)	4,882	(15,328)
Change in unrealized appreciation (depreciation)	(9,168)	(3,376)	(14,713)	(63,071)	(45,015)
Capital gain distributions	1,050	—	3,585	—	19
Net realized and unrealized gain (loss) on investments	(8,379)	(2,688)	(16,461)	(58,189)	(60,324)

Increase (decrease) in net assets from operations	$(8,925)	$(2,823)	$(17,020)	$(49,746)	$(57,591)

	PIMCO Funds (continued)		Prudential Investment Portfolios 18	Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds

	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison Focused Growth Fund — Class A	PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Capital Opportunities Fund — Class A

	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$3,627	$15,180	$—	$—	$234
Mortality and expense risk and administrative charges (note 4a)	3,435	5,723	428	—	547
Net investment income (expense)	192	9,457	(428)	—	(313)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(10,232)	(15,213)	(11,088)	—	(226)
Change in unrealized appreciation (depreciation)	(8,699)	(57,331)	(5,723)	—	(3,914)
Capital gain distributions		—	—	—	—
Net realized and unrealized gain (loss) on investments	(18,931)	(72,544)	(16,811)	—	(4,140)

Increase (decrease) in net assets from operations	$(18,739)	$(63,087)	$(17,239)	$—	$(4,453)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

Janus Investment Fund	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

Janus Henderson Forty Fund — Class A	ClearBridge Aggressive Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A	PIMCO Long- Term U.S. Government Fund — Class A

Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022

$—	$—	$220	$887	$—	$5,399	$3,387

334	326	213	314	—	1,743	2,785
(334)	(326)	7	573	—	3,656	602

126	(20,140)	3,430	(6,368)	—	(7,641)	(115,204)
(2,353)	10,454	(7,433)	718	—	(15,542)	42,361
28		—	—	—	1,587	—
(2,199)	(9,686)	(4,003)	(5,650)	—	(21,596)	(72,843)

$(2,533)	$(10,012)	$(3,996)	$(5,077)	$—	$(17,940)	$(72,241)

T. Rowe Price Capital Appreciation Fund	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios	The Advisors’ Inner Circle Fund III	Thornburg Investment Trust

T. Rowe Price Capital Appreciation Fund — Advisor Class	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	First Foundation Total Return Fund — Class A	Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A

Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022	Year Ended December 31, 2022

$57	$1,011	$—	$1,756	$2,467	$—	$—

84	810	343	921	994	—	210
(27)	201	(343)	835	1,473	—	(210)

143	1,741	(13,001)	83	118	(1)	(21,080)
(1,233)	(7,077)	(2,440)	(17,245)	(6,459)	—	11,586
333	2,968	—	—	5,110	—	—
(757)	(2,368)	(15,441)	(17,162)	(1,231)	(1)	(9,494)

$(784)	$(2,167)	$(15,784)	$(16,327)	$242	$(1)	$(9,704)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	Virtus Investment Trust

	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

	Year Ended December 31, 2022	Year Ended December 31, 2022

Investment income and expense:
Income — Ordinary dividends	$183	$998
Mortality and expense risk and administrative charges (note 4a)	167	2,041
Net investment income (expense)	16	(1,043)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	135	20,639
Change in unrealized appreciation (depreciation)	(2,521)	(49,798)
Capital gain distributions	—	—
Net realized and unrealized gain (loss) on investments	(2,386)	(29,159)

Increase (decrease) in net assets from operations	$(2,370)	$(30,202)

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets

	AB Cap Fund, Inc.		AB Trust		AIM Counselor Series Trust (Invesco Counselor Series Trust)

	AB Small Cap Growth Portfolio — Class A		AB International Value Fund — Class A		Invesco Capital Appreciation Fund — Class A

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$(486)	$260	$—	$(333)	$—
Net realized gain (loss) on investments	(1)	14,653	256	—	98	—
Change in unrealized appreciation (depreciation) on investments	—	(10,319)	3,557	—	(4,332)	—
Capital gain distributions	—	—	—	—	407	—
Increase (decrease) in net assets from operations	(1)	3,848	4,073	—	(4,160)	—

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	(5,283)	(2,018)	—	(2,008)	—
Administrative expenses	—	(545)	(507)	—	(500)	—
Transfers between subaccounts (including fixed account), net	1	(59,756)	47,289	—	53,978	—
Increase (decrease) in net assets from capital transactions	1	(65,584)	44,764	—	51,470	—
Increase (decrease) in net assets	—	(61,736)	48,837	—	47,310	—
Net assets at beginning of year	—	61,736	—	—	—	—
Net assets at end of year	$—	$—	$48,837	$—	$47,310	$—

Change in units (note 5):
Units purchased	—	208	9,431	—	2,441	—
Units redeemed	—	(1,490)	(1,840)	—	(258)	—
Net increase (decrease) in units from capital transactions with contract owners	—	(1,282)	7,591	—	2,183	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

AIM Equity Funds (Invesco Equity Funds)				AIM Growth Series (Invesco Growth Series)		AIM International Mutual Funds (Invesco International Mutual Funds)		AIM Sector Funds (Invesco Sector Funds)

Invesco Charter Fund — Class A		Invesco Main Street Fund® — Class A		Invesco Main Street Mid Cap Fund® — Class A		Invesco Global Fund — Class A		Invesco Comstock Fund — Class A

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(62)	$(110)	$(1,294)	$(409)	$—	$(783)	$(393)	$(1,096)	$46	$—
(1,189)	218	(15,901)	1,863	—	27,589	(942)	30,753	(362)	—
(15,251)	(2,250)	(50,435)	(28,439)	—	(13,554)	(11,543)	(18,165)	(3,064)	—
6,300	4,095	8,257	46,416	—	—	2,608	2,055	2,112	—
(10,202)	1,953	(59,373)	19,431	—	13,252	(10,270)	13,547	(1,268)	—

(9,635)	(7,180)	(28,022)	(88,260)	—	(33,451)	(2,111)	(10,549)	(1,535)	—
(2,291)	(258)	(5,115)	(2,637)	—	(887)	(573)	(1,251)	(446)	—
183,944	35,378	35,282	369,228	—	(65,281)	3,852	(78,065)	24,747	—
172,018	27,940	2,145	278,331	—	(99,619)	1,168	(89,865)	22,766	—
161,816	29,893	(57,228)	297,762	—	(86,367)	(9,102)	(76,318)	21,498	—
29,893	—	297,762	—	—	86,367	30,340	106,658	—	—
$191,709	$29,893	$240,534	$297,762	$—	$—	$21,238	$30,340	$21,498	$—

9,840	1,557	2,812	13,200	—	120	327	239	990	—
(1,400)	(388)	(2,540)	(3,678)	—	(3,869)	(272)	(3,509)	(182)	—
8,440	1,169	272	9,522	—	(3,749)	55	(3,270)	808	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Allspring Funds Trust		American Century Capital Portfolios, Inc.		American Century Government Income Trust

	Allspring Treasury Plus Money Market Fund — Class A		American Century Equity Income Fund — A Class		American Century Inflation- Adjusted Bond Fund — A Class

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$173	$(193)	$—	$(7)	$9,182	$2,959
Net realized gain (loss) on investments	—	—	—	11,257	(1,606)	5,725
Change in unrealized appreciation (depreciation) on investments	—	—	—	(5,359)	(30,350)	(3,312)
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	173	(193)	—	5,891	(22,774)	5,372

From capital transactions (note 4):
Transfers for contract benefits and terminations	(6,092)	(47,196)	—	(5,384)	(14,571)	(25,981)
Administrative expenses	(628)	(267)	—	(550)	(3,203)	(2,080)
Transfers between subaccounts (including fixed account), net	84,072	47,656	—	(61,191)	137,525	(11,115)
Increase (decrease) in net assets from capital transactions	77,352	193	—	(67,125)	119,751	(39,176)
Increase (decrease) in net assets	77,525	—	—	(61,234)	96,977	(33,804)
Net assets at beginning of year	—	—	—	61,234	106,969	140,773
Net assets at end of year	$77,525	$—	$—	$—	$203,946	$106,969

Change in units (note 5):
Units purchased	9,588	12,588	—	85	13,981	2,378
Units redeemed	(768)	(12,588)	—	(2,943)	(3,875)	(5,439)
Net increase (decrease) in units from capital transactions with contract owners	8,820	—	—	(2,858)	10,106	(3,061)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

BlackRock Global Allocation Fund, Inc.		BlackRock Large Cap Focus Value Fund, Inc.		Calamos Investment Trust		Cohen & Steers Global Realty Shares, Inc.		Columbia Acorn Trust

BlackRock Global Allocation Fund — Investor A		BlackRock Large Cap Focus Value Fund, Inc. — Investor A		Calamos Growth Fund — Class A		Cohen & Steers Global Realty Shares — Class A		Columbia Acorn Fund — Class A

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(3,195)	$(1,545)	$353	$—	$(883)	$(1,536)	$—	$566	$(1,438)	$(653)
(1,204)	9,613	(393)	—	(2,490)	19,270	—	16,866	(36,903)	(2,717)
(48,050)	(17,727)	(4,405)	—	(19,598)	(3,788)	—	(7,303)	(13,541)	(20,190)
10,934	21,002	4,698	—	—	6,782	—	—	7,152	33,545
(41,515)	11,343	253	—	(22,971)	20,728	—	10,129	(44,730)	9,985

(5,747)	(26,516)	(2,017)	—	(5,038)	(73,652)	—	(5,389)	(3,368)	(42,482)
(4,006)	(4,001)	(504)	—	(1,158)	(1,601)	—	(554)	(1,606)	(1,844)
(5,843)	8,748	50,698	—	25,956	30,343	—	(65,991)	(17,624)	59,253
(15,596)	(21,769)	48,177	—	19,760	(44,910)	—	(71,934)	(22,598)	14,927
(57,111)	(10,426)	48,430	—	(3,211)	(24,182)	—	(61,805)	(67,328)	24,912
245,380	255,806	—	—	63,063	87,245	—	61,805	129,425	104,513
$188,269	$245,380	$48,430	$—	$59,852	$63,063	$—	$—	$62,097	$129,425

825	2,732	2,583	—	1,642	2,647	—	84	1,476	2,870
(1,880)	(4,049)	(325)	—	(655)	(4,130)	—	(4,435)	(2,607)	(2,262)
(1,055)	(1,317)	2,258	—	987	(1,483)	—	(4,351)	(1,131)	608

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Columbia Acorn Trust (continued)		Columbia Funds Series Trust

	Columbia Acorn International Select — Class A		Columbia Large Cap Growth Opportunity Fund — Class A		Columbia Select Mid Cap Value Fund — Class A

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(2,227)	$(1,546)	$(989)	$(322)	$(57)	$(85)
Net realized gain (loss) on investments	(108,004)	11,581	(5,490)	(89)	266	410
Change in unrealized appreciation (depreciation) on investments	(5,864)	(6,193)	(18,066)	(9,752)	(1,078)	782
Capital gain distributions	9,308	12,418	6,438	10,804	252	516
Increase (decrease) in net assets from operations	(106,787)	16,260	(18,107)	641	(617)	1,623

From capital transactions (note 4):
Transfers for contract benefits and terminations	(16,673)	(125,660)	(6,619)	(13,263)	(362)	(247)
Administrative expenses	(2,755)	(3,732)	(1,417)	(399)	(94)	(94)
Transfers between subaccounts (including fixed account), net	(199,755)	350,042	76,085	58,534	(631)	(1,117)
Increase (decrease) in net assets from capital transactions	(219,183)	220,650	68,049	44,872	(1,087)	(1,458)
Increase (decrease) in net assets	(325,970)	236,910	49,942	45,513	(1,704)	165
Net assets at beginning of year	325,970	89,060	45,513	—	6,299	6,134
Net assets at end of year	$—	$325,970	$95,455	$45,513	$4,595	$6,299

Change in units (note 5):
Units purchased	6,975	31,929	4,463	2,367	17	14
Units redeemed	(33,047)	(13,609)	(920)	(620)	(62)	(78)
Net increase (decrease) in units from capital transactions with contract owners	(26,072)	18,320	3,543	1,747	(45)	(64)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Davis New York Venture Fund, Inc.		Eaton Vance Mutual Funds Trust		Eaton Vance Special Investment Trust		Federated Hermes Equity Funds		Fidelity Advisor Series I

Davis New York Venture Fund — Class A		Eaton Vance Floating-Rate Fund — Class A		Eaton Vance Large-Cap Value Fund — Class A		Federated Hermes Kaufmann Fund — Class A		Fidelity Advisor® Balanced Fund — Class A

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(18)	$(468)	$2,292	$1,214	$(141)	$(245)	$(219)	$(752)	$(26)	$(150)
(360)	3,578	(819)	(331)	2,290	10,485	(383)	7,394	239	16,185
(2,294)	(2,603)	(2,748)	1,265	(3,276)	(1,468)	(4,685)	(5,037)	(1,795)	(13,731)
515	4,195	—	—	1,454	1,829	—	1,407	223	434
(2,157)	4,702	(1,275)	2,148	327	10,601	(5,287)	3,012	(1,359)	2,738

(726)	(28,358)	(7,659)	(23,961)	(3,615)	(12,545)	—	(5,240)	(360)	(37,055)
(188)	(529)	(1,383)	(1,381)	(789)	(810)	(228)	(752)	(127)	(305)
(191)	(780)	44,222	(31,017)	22,396	(28,697)	1,348	(55,865)	260	(1,672)
(1,105)	(29,667)	35,180	(56,359)	17,992	(42,052)	1,120	(61,857)	(227)	(39,032)
(3,262)	(24,965)	33,905	(54,211)	18,319	(31,451)	(4,167)	(58,845)	(1,586)	(36,294)
12,480	37,445	49,529	103,740	30,131	61,582	16,370	75,215	6,999	43,293
$9,218	$12,480	$83,434	$49,529	$48,450	$30,131	$12,203	$16,370	$5,413	$6,999

51	202	4,827	476	1,696	179	114	414	22	4
(100)	(1,431)	(2,112)	(4,564)	(727)	(2,309)	(68)	(2,316)	(33)	(1,662)
(49)	(1,229)	2,715	(4,088)	969	(2,130)	46	(1,902)	(11)	(1,658)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Fidelity Advisor Series I (continued)				Fidelity Contrafund

	Fidelity Advisor® Equity Growth Fund — Class A		Fidelity Advisor® Leveraged Company Stock Fund — Class A		Fidelity Advisor® New Insights Fund — Class A

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(546)	$(2,516)	$(135)	$(475)	$(559)	$(1,358)
Net realized gain (loss) on investments	(261)	58,990	688	909	(5,333)	20,420
Change in unrealized appreciation (depreciation) on investments	(9,168)	(16,708)	(3,376)	3,195	(14,713)	(8,305)
Capital gain distributions	1,050	3,391	—	2,778	3,585	8,027
Increase (decrease) in net assets from operations	(8,925)	43,157	(2,823)	6,407	(17,020)	18,784

From capital transactions (note 4):
Transfers for contract benefits and terminations	(3,613)	(39,649)	(581)	(1,931)	(2,328)	(64,702)
Administrative expenses	(779)	(2,811)	(128)	(591)	(752)	(1,376)
Transfers between subaccounts (including fixed account), net	31,137	(268,446)	(26,808)	(3,195)	(18,605)	28,764
Increase (decrease) in net assets from capital transactions	26,745	(310,906)	(27,517)	(5,717)	(21,685)	(37,314)
Increase (decrease) in net assets	17,820	(267,749)	(30,340)	690	(38,705)	(18,530)
Net assets at beginning of year	29,724	297,473	30,340	29,650	63,772	82,302
Net assets at end of year	$47,544	$29,724	$—	$30,340	$25,067	$63,772

Change in units (note 5):
Units purchased	1,121	501	38	103	298	1,324
Units redeemed	(310)	(8,241)	(1,320)	(363)	(1,124)	(2,363)
Net increase (decrease) in units from capital transactions with contract owners	811	(7,740)	(1,282)	(260)	(826)	(1,039)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Franklin Fund Allocator Series		JPMorgan Trust II		Janus Investment Fund		Legg Mason Partners Variable Equity Trust		Lord Abbett Affiliated Fund, Inc.

Franklin Global Allocation Fund — Class A		JPMorgan Core Bond Fund — Class A		Janus Henderson Forty Fund — Class A		ClearBridge Aggressive Growth Fund — Class FI		Lord Abbett Affiliated Fund — Class A

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$8,443	$(2,915)	$2,733	$1,791	$(334)	$(585)	$(326)	$(326)	$7	$(438)
4,882	15,818	(15,328)	3,494	126	21,104	(20,140)	(277)	3,430	62,479
(63,071)	23,930	(45,015)	(27,142)	(2,353)	(7,604)	10,454	(10,453)	(7,433)	(22,101)
—	—	19	3,191	28	—	—	9,264	—	740
(49,746)	36,833	(57,591)	(18,666)	(2,533)	12,915	(10,012)	(1,792)	(3,996)	40,680

(16,652)	(48,605)	(41,902)	(253,693)	(2,002)	(8,624)	(2,650)	(16,081)	(1,593)	(35,975)
(7,707)	(7,940)	(7,633)	(11,364)	(501)	(665)	(424)	(406)	(280)	(2,642)
1,372	(2,767)	5,269	(98,868)	52,618	(80,108)	(33,428)	64,793	(24,246)	(246,143)
(22,987)	(59,312)	(44,266)	(363,925)	50,115	(89,397)	(36,502)	48,306	(26,119)	(284,760)
(72,733)	(22,479)	(101,857)	(382,591)	47,582	(76,482)	(46,514)	46,514	(30,115)	(244,080)
384,687	407,166	427,067	809,658	—	76,482	46,514	—	30,115	274,195
$311,954	$384,687	$325,210	$427,067	$47,582	$—	$—	$46,514	$—	$30,115

597	1,679	6,913	6,030	2,224	126	272	2,344	62	494
(2,197)	(5,590)	(10,459)	(31,796)	(285)	(2,572)	(1,976)	(640)	(1,391)	(14,212)
(1,600)	(3,911)	(3,546)	(25,766)	1,939	(2,446)	(1,704)	1,704	(1,329)	(13,718)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Lord Abbett Bond Debenture Fund, Inc.		Lord Abbett Mid Cap Stock Fund, Inc.		PIMCO Funds

	Lord Abbett Bond Debenture Fund — Class A		Lord Abbett Mid Cap Stock Fund — Class A		PIMCO High Yield Fund — Class A

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$573	$362	$—	$(588)	$3,656	$3,448
Net realized gain (loss) on investments	(6,368)	(20)	—	19,144	(7,641)	530
Change in unrealized appreciation (depreciation) on investments	718	(718)	—	(7,561)	(15,542)	(1,866)
Capital gain distributions	—	154	—	—	1,587	—
Increase (decrease) in net assets from operations	(5,077)	(222)	—	10,995	(17,940)	2,112

From capital transactions (note 4):
Transfers for contract benefits and terminations	(2,124)	(10,957)	—	(56,163)	(12,999)	(43,867)
Administrative expenses	(420)	(381)	—	(678)	(2,429)	(2,300)
Transfers between subaccounts (including fixed account), net	(35,955)	55,136	—	(3,879)	(42,358)	98,009
Increase (decrease) in net assets from capital transactions	(38,499)	43,798	—	(60,720)	(57,786)	51,842
Increase (decrease) in net assets	(43,576)	43,576	—	(49,725)	(75,726)	53,954
Net assets at beginning of year	43,576	—	—	49,725	158,073	104,119
Net assets at end of year	$—	$43,576	$—	$—	$82,347	$158,073

Change in units (note 5):
Units purchased	107	2,933	—	335	405	5,784
Units redeemed	(2,407)	(633)	—	(3,132)	(3,920)	(2,924)
Net increase (decrease) in units from capital transactions with contract owners	(2,300)	2,300	—	(2,797)	(3,515)	2,860

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

PIMCO Funds (continued)						Prudential Investment Portfolios 18		Prudential Jennison Natural Resources Fund, Inc.

PIMCO Long-Term U.S. Government Fund — Class A		PIMCO Low Duration Fund — Class A		PIMCO Total Return Fund — Class A		PGIM Jennison Focused Growth Fund — Class A		PGIM Jennison Natural Resources Fund, Inc. — Class A

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Period from December 10 to December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$602	$193	$192	$(3,356)	$9,457	$1,938	$(428)	$(41)	$—	$(488)
(115,204)	(17,907)	(10,232)	(749)	(15,213)	(4,717)	(11,088)	(9)	—	21,899
42,361	(16,080)	(8,699)	(4,621)	(57,331)	(11,796)	(5,723)	(793)	—	(12,582)
—	18,042	—	—	—	—	—	—	—	—
(72,241)	(15,752)	(18,739)	(8,726)	(63,087)	(14,575)	(17,239)	(843)	—	8,829

(18,306)	(109,054)	(21,353)	(112,755)	(36,783)	(129,542)	(1,353)	(110)	—	(5,353)
(3,775)	(5,233)	(4,951)	(6,530)	(7,736)	(9,065)	(499)	(57)	—	(552)
(287,157)	293,085	(121,151)	66,823	177,071	(183,145)	(14,856)	46,770	—	(65,346)
(309,238)	178,798	(147,455)	(52,462)	132,552	(321,752)	(16,708)	46,603	—	(71,251)
(381,479)	163,046	(166,194)	(61,188)	69,465	(336,327)	(33,947)	45,760	—	(62,422)
381,479	218,433	322,521	383,709	351,548	687,875	45,760	—	—	62,422
$—	$381,479	$156,327	$322,521	$421,013	$351,548	$11,813	$45,760	$—	$—

2,782	17,219	1,781	7,318	19,917	5,065	1,907	4,682	—	1,413
(22,920)	(7,846)	(15,809)	(11,905)	(9,732)	(26,794)	(4,505)	(18)	—	(14,228)
(20,138)	9,373	(14,028)	(4,587)	10,185	(21,729)	(2,598)	4,664	—	(12,815)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Putnam Investment Funds		T. Rowe Price Capital Appreciation Fund		T. Rowe Price Equity Income Fund

	Putnam International Capital Opportunities Fund — Class A		T. Rowe Price Capital Appreciation Fund — Advisor Class		T. Rowe Price Equity Income Fund — Advisor Class

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(313)	$(315)	$(27)	$(1,237)	$201	$(276)
Net realized gain (loss) on investments	(226)	11,608	143	30,426	1,741	44,235
Change in unrealized appreciation (depreciation) on investments	(3,914)	(7,750)	(1,233)	(13,499)	(7,077)	(15,116)
Capital gain distributions	—	3,206	333	487	2,968	1,984
Increase (decrease) in net assets from operations	(4,453)	6,749	(784)	16,177	(2,167)	30,827

From capital transactions (note 4):
Transfers for contract benefits and terminations	(3,540)	(12,496)	(361)	(65,369)	(5,131)	(77,423)
Administrative expenses	(781)	(808)	(94)	(1,424)	(1,229)	(2,047)
Transfers between subaccounts (including fixed account), net	27,442	(25,351)	(457)	(74,921)	48,276	(97,974)
Increase (decrease) in net assets from capital transactions	23,121	(38,655)	(912)	(141,714)	41,916	(177,444)
Increase (decrease) in net assets	18,668	(31,906)	(1,696)	(125,537)	39,749	(146,617)
Net assets at beginning of year	30,320	62,226	6,273	131,810	30,041	176,658
Net assets at end of year	$48,988	$30,320	$4,577	$6,273	$69,790	$30,041

Change in units (note 5):
Units purchased	3,317	317	6	174	2,693	724
Units redeemed	(1,219)	(3,010)	(37)	(4,702)	(830)	(8,606)
Net increase (decrease) in units from capital transactions with contract owners	2,098	(2,693)	(31)	(4,528)	1,863	(7,882)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

T. Rowe Price Growth Stock Fund, Inc.		The AB Portfolios		The Advisors’ Inner Circle Fund III		Thornburg Investment Trust

T. Rowe Price Growth Stock Fund — Advisor Class		AB All Market Total Return Portfolio — Class A		First Foundation Total Return Fund — Class A		Thornburg International Equity Fund — Class A		Thornburg Small/Mid Cap Growth Fund — Class A

Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Period from January 11 to December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

$(343)	$(1,310)	$835	$(1,157)	$1,473	$266	$—	$(581)	$(210)	$(210)
(13,001)	31,390	83	14,065	118	1,655	(1)	15,420	(21,080)	(278)
(2,440)	(20,656)	(17,245)	(10,395)	(6,459)	988	—	(10,473)	11,586	(11,586)
—	5,049	—	6,733	5,110	9,713	—	—	—	9,921
(15,784)	14,473	(16,327)	9,246	242	12,622	(1)	4,366	(9,704)	(2,153)

(2,157)	(65,491)	(1,568)	(34,714)	(588)	(13,114)	—	(8,706)	(1,608)	(7,142)
(395)	(1,516)	(1,389)	(1,555)	(1,522)	(1,541)	—	(659)	(276)	(257)
(41,441)	32,710	5,976	(869)	(9,798)	83,271	1	(71,616)	(18,604)	39,744
(43,993)	(34,297)	3,019	(37,138)	(11,908)	68,616	1	(80,981)	(20,488)	32,345
(59,777)	(19,824)	(13,308)	(27,892)	(11,666)	81,238	—	(76,615)	(30,192)	30,192
59,777	79,601	76,281	104,173	81,238	—	—	76,615	30,192	—
$—	$59,777	$62,973	$76,281	$69,572	$81,238	$—	$—	$—	$30,192

297	1,062	509	1,455	41	6,206	—	333	360	1,386
(1,626)	(1,789)	(308)	(3,903)	(743)	(1,443)	—	(5,967)	(1,448)	(298)
(1,329)	(727)	201	(2,448)	(702)	4,763	—	(5,634)	(1,088)	1,088

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Virtus Investment Trust

	Virtus NFJ International Value Fund — Class A		Virtus NFJ Large-Cap Value Fund — Class A

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2022	Year ended December 31, 2021

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$16	$(295)	$(1,043)	$(2,453)
Net realized gain (loss) on investments	135	14,711	20,639	31,584
Change in unrealized appreciation (depreciation) on investments	(2,521)	(8,144)	(49,798)	16,042
Capital gain distributions	—	—	—	15,478
Increase (decrease) in net assets from operations	(2,370)	6,272	(30,202)	60,651

From capital transactions (note 4):
Transfers for contract benefits and terminations	(724)	(5,851)	(17,496)	(114,182)
Administrative expenses	(189)	(740)	(2,539)	(4,960)
Transfers between subaccounts (including fixed account), net	(172)	(61,568)	(241,731)	75,162
Increase (decrease) in net assets from capital transactions	(1,085)	(68,159)	(261,766)	(43,980)
Increase (decrease) in net assets	(3,455)	(61,887)	(291,968)	16,671
Net assets at beginning of year	12,587	74,474	291,968	275,297
Net assets at end of year	$9,132	$12,587	$—	$291,968

Change in units (note 5):
Units purchased	271	431	341	6,434
Units redeemed	(388)	(7,611)	(14,256)	(8,778)
Net increase (decrease) in units from capital transactions with contract owners	(117)	(7,180)	(13,915)	(2,344)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements

December 31, 2022

(1)	Description of Entity

Genworth Life of New York VA Separate Account 2 (the “Separate Account”) is a separate investment account established on January 17, 2008, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is a stock life insurance company incorporated under the laws of New York on February 23, 1988. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLAIC is a direct, wholly-owned subsidiary of GLIC, and GLIC is a direct, wholly-owned subsidiary of Genworth North America Corporations (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

Deferred annuities are intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, GLICNY continues to service its existing retained and reinsured blocks of business.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities and variable life insurance. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are also available for sale directly to the general public. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover its liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

During the years ended December 31, 2022 and 2021, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Allspring Funds Trust — Allspring Classic Value Fund — Class A	Allspring Funds Trust — Allspring Special Large Cap Value Fund —Class A	April 29, 2022
Thornburg Investment Trust — Thornburg International Value Fund — Class A	Thornburg Investment Trust — Thornburg International Equity Fund — Class A	December 6, 2021
Wells Fargo FundsTrust — Wells Fargo Classic Value Fund — Class A	Allspring Funds Trust — Allspring Classic Value Fund — Class A	December 6, 2021
Wells Fargo FundsTrust — Wells Fargo Disciplined U.S. Core Fund — Class A	Allspring Funds Trust — Allspring Disciplined U.S. Core Fund — Class A	December 6, 2021
Wells Fargo FundsTrust — Wells Fargo Treasury Plus Money Market Fund — Class A	Allspring Funds Trust — Allspring Treasury Plus Money Market Fund — Class A	December 6, 2021
BlackRock Basic Value Fund, Inc. — BlackRock Basic Value Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — BlackRock Large Cap Focus Value Fund, Inc. — Investor A	August 31, 2021
Allianz Funds — AllianzGI International Value Fund — Class A	Virtus Investment Trust — Virtus NFJ International Value Fund — Class A	February 1, 2021
Allianz Funds — AllianzGI Large–Cap Value Fund — Class A	Virtus Investment Trust — Virtus NFJ Large — Cap Value Fund — Class A	February 1, 2021
Franklin Fund Allocator Series — Franklin Founding Funds Allocation Fund — Class A	Franklin Fund Allocator Series — Franklin Global Allocation Fund — Class A	February 1, 2021

During the years ended December 31, 2022 and 2021, the following Portfolios were liquidated, and the Portfolio assets were reinvested in a new Portfolio:

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Prudential Investment Portfolios 18 — PGIM Jennison 20/20 Focus Fund — Class A	Prudential Investment Portfolios 18 — PGIM Jennison Focused Growth Fund — Class A	December 10, 2021
Highland Funds II — Highland Total Return Fund — Class A	The Advisors’ Inner Circle Fund III — First Foundation Total Return Fund — Class A	January 11, 2021

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

As of December 31, 2022, the following Portfolios were available as investment options for contracts, but not shown on the financial statements, purchases and sales of investments (note 3) or financial highlights (note 6) as there was no activity from January 1, 2021 through December 31, 2022:

Allspring Funds Trust — Allspring Disciplined U.S. Core Fund — Class A

Allspring Funds Trust — Allspring Special Large Cap Value Fund — Class A

Fidelity Advisor Series II — Fidelity Advisor® Mid Cap II Fund — Class A

Franklin Value Investors Trust — Franklin Small Cap Value Fund — Class A

JPMorgan Trust II — JPMorgan Investor Growth & Income Fund — Class A

Legg Mason Global Asset Management Trust — ClearBridge Value Trust — Class FI

The AB Portfolios — AB Wealth Appreciation Strategy — Class A

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2022 and there were no transfers between the levels during 2022.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2022 through April 18, 2023, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2022 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A	$1	$2
AB Trust
AB International Value Fund — Class A	56,527	11,432
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Capital Appreciation Fund — Class A	58,012	6,535
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A	209,180	31,017
Invesco Main Street Fund® — Class A	81,503	72,448
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A	2	—
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A	9,107	5,960
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A	29,905	4,980

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Allspring Funds Trust
Allspring Treasury Plus Money Market Fund — Class A	$84,148	$6,850
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class	—	—
American Century Government Income Trust
American Century Inflation-Adjusted Bond Fund — A Class	176,205	47,260
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A	23,158	31,208
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A	60,535	7,291
Calamos Investment Trust
Calamos Growth Fund — Class A	34,334	15,526
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares — Class A	1	2
Columbia Acorn Trust
Columbia Acorn Fund — Class A	39,134	56,019
Columbia Acorn International Select — Class A	74,506	286,623
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A	92,787	19,379
Columbia Select Mid Cap Value Fund — Class A	664	1,558
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A	1,631	2,238
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A	66,341	29,100
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A	34,862	15,538
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A	2,692	1,790
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A	789	820
Fidelity Advisor® Equity Growth Fund — Class A	38,678	11,478
Fidelity Advisor® Leveraged Company Stock Fund — Class A	801	29,075
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A	11,898	30,560
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A	22,392	36,939
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A	94,595	136,138
Janus Investment Fund
Janus Henderson Forty Fund — Class A	57,620	7,862
Legg Mason Partners Variable Equity Trust
ClearBridge Aggressive Growth Fund — Class FI	6,024	42,857
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A	1,446	27,562
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A	2,824	40,637

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A	$—	$1
PIMCO Funds
PIMCO High Yield Fund — Class A	13,969	66,192
PIMCO Long-Term U.S. Government Fund — Class A	49,405	357,583
PIMCO Low Duration Fund — Class A	21,939	169,437
PIMCO Total Return Fund — Class A	271,383	130,110
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A	13,644	30,782
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A	2	—
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A	37,600	14,733
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class	551	1,157
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class	64,766	19,669
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class	10,508	54,998
The AB Portfolios
AB All Market Total Return Portfolio — Class A	8,911	5,059
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A	8,234	13,558
Thornburg Investment Trust
Thornburg International Equity Fund — Class A	—	3
Thornburg Small/Mid Cap Growth Fund — Class A	7,382	28,083
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A	2,171	3,240
Virtus NFJ Large-Cap Value Fund — Class A	7,326	270,149

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

Charges are assessed under the contracts to cover mortality and expense risks that GLICNY assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available – one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment (“Class B”), the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment (“Class L”). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2022, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2022, the administrative expense charge for both classes was 0.15% and the joint

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners’ average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

As of December 31, 2022, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit (“PPDB”) was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider (“ASDB”) as of December 31, 2022 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of contract charges as of December 31, 2022 was 1.35% to 1.70% as a percentage of contract owners’ average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners’ average daily net assets in the Separate Account. In addition to the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner’s contract value is $40,000 or more at the time the charge is due.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2022 and 2021 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2022, 2021, 2020, 2019 and 2018 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

Financial highlights are only disclosed for Portfolios that had activity during the period January 1, 2021 through December 31, 2022 (see note 1) and were available to contract owners as of December 31, 2022.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A
2022	1.35% to 1.70%	—	31.68 to 30.08	—	0.00%	(39.91)% to (40.13)%
2021	1.35% to 1.70%	—	52.73 to 50.24	—	0.00%	7.86% to 7.47%
2020	1.35% to 1.70%	1,282	48.89 to 46.75	62	0.00%	51.52% to 50.98%
2019	1.35% to 1.70%	—	32.26 to 30.96	—	0.00%	33.94% to 33.46%
2018	1.35% to 1.70%	—	24.09 to 23.20	—	0.00%	(2.25)% to (2.60)%
AB Trust
AB International Value Fund — Class A
2022	1.35% to 1.70%	7,591	6.57 to 6.24	49	1.18%	(12.01)% to (12.32)%
2021	1.35% to 1.70%	—	7.47 to 7.12	—	0.00%	9.27% to 8.88%
2020	1.35% to 1.70%	—	6.84 to 6.54	—	0.00%	0.64% to 0.28%
2019	1.35% to 1.70%	13,460	6.79 to 6.52	90	1.08%	14.91% to 14.50%
2018	1.35% to 1.70%	15,790	5.91 to 5.69	93	0.24%	(24.21)% to (24.48)%
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Capital Appreciation Fund — Class A
2022	1.35% to 1.70%	2,183	22.14 to 21.02	47	0.00%	(32.03)% to (32.27)%
2021	1.35% to 1.70%	—	32.57 to 31.04	—	0.00%	20.69% to 20.27%
2020	1.35% to 1.70%	—	26.99 to 25.81	—	0.00%	34.45% to 33.97%
2019	1.35% to 1.70%	5,596	20.07 to 19.26	111	0.00%	34.23% to 33.75%
2018	1.35% to 1.70%	7,473	14.96 to 14.40	111	0.00%	(7.24)% to (7.57)%
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A
2022	1.35% to 1.70%	9,609	20.39 to 19.36	192	1.42%	(21.79)% to (22.07)%
2021	1.35% to 1.70%	1,169	26.07 to 24.84	30	0.32%	25.68% to 25.23%
2020	1.35% to 1.70%	—	20.74 to 19.83	—	0.00%	11.97% to 11.57%
2019	1.35% to 1.70%	—	18.52 to 17.78	—	0.00%	27.26% to 26.81%
2018	1.35% to 1.70%	—	14.56 to 14.02	—	0.00%	(10.87)% to (11.19)%
Invesco Main Street Fund® — Class A
2022	1.35% to 1.70%	9,794	25.10 to 23.83	241	0.99%	(21.25)% to (21.53)%
2021	1.35% to 1.70%	9,522	31.87 to 30.37	298	0.53%	25.88% to 25.43%
2020	1.35% to 1.70%	—	25.32 to 24.21	—	0.00%	12.82% to 12.42%
2019	1.35% to 1.70%	20,457	22.44 to 21.53	454	0.82%	30.16% to 29.70%
2018	1.35% to 1.70%	26,597	17.24 to 16.60	454	1.03%	(9.14)% to (9.46)%
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A
2022	1.35% to 1.70%	—	23.88 to 22.67	—	0.00%	(15.50)% to (15.80)%
2021	1.35% to 1.70%	—	28.26 to 26.93	—	0.00%	21.36% to 20.93%
2020	1.35% to 1.70%	3,749	23.28 to 22.27	86	0.00%	7.66% to 7.28%
2019	1.35% to 1.70%	7,538	21.63 to 20.76	161	0.00%	30.36% to 29.90%
2018	1.35% to 1.70%	5,310	16.59 to 15.98	87	0.00%	(13.44)% to (13.75)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A
2022	1.65% to 1.65%	1,177	18.07 to 18.07	21	0.00%	(33.26)% to (33.26)%
2021	1.65% to 1.65%	1,122	27.07 to 27.07	30	0.00%	13.46% to 13.46%
2020	1.35% to 1.70%	4,392	24.79 to 23.71	107	0.00%	25.90% to 25.45%
2019	1.35% to 1.70%	3,672	19.69 to 18.90	71	0.52%	29.79% to 29.33%
2018	1.35% to 1.70%	4,761	15.17 to 14.61	71	0.32%	(14.73)% to (15.04)%
AIM Sector Funds (Invesco Sector Funds)
Invesco Comstock Fund — Class A
2022	1.65% to 1.65%	808	26.61 to 26.61	21	1.37%	(0.85)% to (0.85)%
2021	1.35% to 1.70%	—	27.97 to 26.65	—	0.00%	31.52% to 31.05%
2020	1.35% to 1.70%	—	21.26 to 20.33	—	0.00%	(2.13)% to (2.47)%
2019	1.35% to 1.70%	—	21.73 to 20.85	—	0.00%	23.65% to 23.21%
2018	1.35% to 1.70%	—	17.57 to 16.92	—	0.00%	(13.43)% to (13.74)%
Allspring Funds Trust
Allspring Treasury Plus Money Market Fund — Class A
2022	1.40% to 1.40%	8,820	8.79 to 8.79	78	0.38%	(0.22)% to (0.22)%
2021	1.35% to 1.70%	—	8.86 to 8.50	—	0.00%	(1.34)% to (1.69)%
2020	1.35% to 1.70%	—	8.98 to 8.65	—	0.00%	(1.14)% to (1.49)%
2019	1.35% to 1.70%	—	9.08 to 8.78	—	0.14%	0.26% to (0.09)%
2018	1.35% to 1.70%	—	9.06 to 8.79	—	0.02%	(0.10)% to (0.46)%
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class
2022	1.35% to 1.70%	—	23.83 to 22.62	—	0.00%	(4.68)% to (5.02)%
2021	1.35% to 1.70%	—	25.00 to 23.82	—	0.82%	14.92% to 14.51%
2020	1.35% to 1.70%	2,858	21.75 to 20.80	61	1.24%	(0.53)% to (0.89)%
2019	1.35% to 1.70%	—	21.87 to 20.99	—	0.00%	22.13% to 21.70%
2018	1.35% to 1.70%	—	17.91 to 17.24	—	0.04%	(5.92)% to (6.26)%
American Century Government Income Trust
American Century Inflation- Adjusted Bond Fund — A Class
2022	1.35% to 1.70%	18,428	11.32 to 10.74	204	7.55%	(13.73)% to (14.03)%
2021	1.35% to 1.70%	8,322	13.12 to 12.50	107	4.05%	4.69% to 4.32%
2020	1.35% to 1.70%	11,383	12.53 to 11.98	141	1.19%	8.55% to 8.16%
2019	1.35% to 1.70%	32,114	11.54 to 11.08	367	2.13%	6.05% to 5.68%
2018	1.35% to 1.70%	36,413	10.88 to 10.48	392	2.52%	(4.00)% to (4.34)%
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A
2022	1.35% to 1.65%	13,453	14.42 to 13.79	188	0.00%	(17.18)% to (17.43)%
2021	1.35% to 1.65%	14,508	17.41 to 16.70	245	0.95%	5.01% to 4.69%
2020	1.35% to 1.65%	15,825	16.57 to 15.95	256	0.46%	19.16% to 18.80%
2019	1.35% to 1.65%	19,103	13.91 to 13.43	260	1.15%	15.63% to 15.28%
2018	1.35% to 1.65%	19,648	12.03 to 11.65	231	0.56%	(8.88)% to (9.16)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Large Cap Focus Value Fund, Inc.
BlackRock Large Cap Focus Value Fund, Inc. — Investor A
2022	1.35% to 1.70%	2,258	21.91 to 20.81	48	1.36%	(6.14)% to (6.47)%
2021	1.35% to 1.70%	—	23.35 to 22.25	—	0.00%	20.59% to 20.17%
2020	1.35% to 1.70%	—	19.36 to 18.51	—	0.00%	1.59% to 1.23%
2019	1.35% to 1.70%	—	19.06 to 18.29	—	0.00%	22.19% to 21.76%
2018	1.35% to 1.70%	—	15.60 to 15.02	—	0.00%	(9.18)% to (9.51)%
Calamos Investment Trust
Calamos Growth Fund — Class A
2022	1.35% to 1.70%	3,211	19.13 to 18.16	60	0.00%	(34.23)% to (34.47)%
2021	1.35% to 1.70%	2,224	29.09 to 27.72	63	0.00%	21.61% to 21.18%
2020	1.35% to 1.65%	3,707	23.92 to 23.02	87	0.00%	31.13% to 30.73%
2019	1.35% to 1.65%	4,373	18.24 to 17.61	79	0.00%	29.34% to 28.95%
2018	1.35% to 1.65%	4,779	14.10 to 13.66	67	0.00%	(7.15)% to (7.43)%
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares — Class A
2022	1.35% to 1.70%	—	13.25 to 12.58	—	0.00%	(26.32)% to (26.58)%
2021	1.35% to 1.70%	—	17.98 to 17.13	—	1.79%	24.67% to 24.23%
2020	1.35% to 1.70%	4,351	14.42 to 13.79	62	2.27%	(3.97)% to (4.31)%
2019	1.35% to 1.70%	4,654	15.02 to 14.41	69	4.04%	22.70% to 22.26%
2018	1.35% to 1.70%	5,603	12.24 to 11.79	68	2.82%	(5.50)% to (5.84)%
Columbia Acorn Trust
Columbia Acorn Fund — Class A
2022	1.65% to 1.65%	3,300	18.82 to 18.82	62	0.00%	(35.10)% to (35.10)%
2021	1.35% to 1.70%	4,431	30.22 to 28.80	129	0.95%	7.32% to 6.94%
2020	1.35% to 1.65%	3,823	28.16 to 27.10	105	0.00%	27.44% to 27.05%
2019	1.35% to 1.65%	4,217	22.10 to 21.33	91	0.00%	24.51% to 24.13%
2018	1.35% to 1.65%	4,428	17.75 to 17.18	77	0.00%	(6.51)% to (6.80)%
Columbia Acorn International Select — Class A
2022	1.35% to 1.70%	—	7.81 to 7.74	—	0.00%	(37.65)% to (37.87)%
2021	1.35% to 1.70%	26,072	12.53 to 12.46	326	0.72%	9.00% to 8.61%
2020 (4)	1.35% to 1.70%	7,752	11.49 to 11.48	89	0.00%	14.92% to 14.76%
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A
2022	1.35% to 1.70%	5,290	18.21 to 17.81	95	0.00%	(30.63)% to (30.88)%
2021	1.35% to 1.70%	1,747	26.25 to 25.77	46	0.00%	17.47% to 17.05%
2020	1.35% to 1.70%	—	22.34 to 22.01	—	0.00%	38.60% to 38.11%
2019	1.35% to 1.70%	—	16.12 to 15.94	—	0.00%	34.10% to 33.63%
2018	1.35% to 1.70%	—	12.02 to 11.93	—	0.00%	(5.67)% to (6.01)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Select Mid Cap Value Fund — Class A
2022	1.65% to 1.65%	201	23.02 to 23.02	5	0.55%	(10.94)% to (10.94)%
2021	1.65% to 1.65%	246	25.84 to 25.84	6	0.30%	29.78% to 29.78%
2020	1.65% to 1.65%	310	19.91 to 19.91	6	0.94%	4.72% to 4.72%
2019	1.35% to 1.70%	4,005	19.70 to 18.90	78	0.92%	29.53% to 29.07%
2018	1.35% to 1.70%	5,026	15.21 to 14.64	76	0.47%	(14.63)% to (14.94)%
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A
2022	1.65% to 1.65%	501	18.42 to 18.42	9	1.48%	(18.83)% to (18.83)%
2021	1.65% to 1.65%	550	22.70 to 22.70	12	0.14%	10.65% to 10.65%
2020	1.35% to 1.65%	1,779	21.31 to 20.51	37	0.50%	9.91% to 9.57%
2019	1.35% to 1.65%	2,800	19.39 to 18.72	54	1.55%	29.14% to 28.75%
2018	1.35% to 1.65%	3,228	15.02 to 14.54	48	0.64%	(14.19)% to (14.45)%
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A
2022	1.35% to 1.70%	6,303	13.53 to 12.85	83	5.05%	(3.90)% to (4.24)%
2021	1.35% to 1.70%	3,588	14.08 to 13.42	50	3.08%	2.61% to 2.25%
2020	1.35% to 1.70%	7,676	13.72 to 13.12	104	3.59%	0.78% to 0.42%
2019	1.35% to 1.70%	19,704	13.62 to 13.07	265	4.59%	5.40% to 5.02%
2018	1.35% to 1.70%	28,812	12.92 to 12.44	368	4.06%	(0.83)% to (1.18)%
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A
2022	1.35% to 1.70%	2,395	20.68 to 19.64	48	1.11%	(4.09)% to (4.43)%
2021	1.35% to 1.70%	1,426	21.56 to 20.55	30	0.97%	22.62% to 22.18%
2020	1.35% to 1.70%	3,556	17.59 to 16.82	62	1.35%	0.90% to 0.54%
2019	1.35% to 1.70%	6,391	17.43 to 16.73	110	1.27%	28.04% to 27.58%
2018	1.35% to 1.70%	8,185	13.61 to 13.11	110	1.19%	(8.10)% to (8.42)%
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A
2022	1.65% to 1.65%	583	20.92 to 20.92	12	0.00%	(31.39)% to (31.39)%
2021	1.65% to 1.65%	537	30.49 to 30.49	16	0.00%	0.72% to 0.72%
2020	1.35% to 1.70%	2,439	31.45 to 30.08	75	0.00%	26.85% to 26.40%
2019	1.65% to 1.65%	542	23.94 to 23.94	13	0.00%	30.75% to 30.75%
2018	1.65% to 1.65%	599	18.31 to 18.31	11	0.00%	1.91% to 1.91%
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A
2022	1.40% to 1.40%	258	21.01 to 21.01	5	0.97%	(19.59)% to (19.59)%
2021	1.40% to 1.40%	269	26.13 to 26.13	7	0.39%	16.25% to 16.25%
2020	1.40% to 1.40%	1,927	22.48 to 22.48	43	1.07%	20.40% to 20.40%
2019	1.40% to 1.40%	2,499	18.67 to 18.67	47	1.37%	22.02% to 22.02%
2018	1.40% to 1.40%	2,886	15.30 to 15.30	44	1.20%	(5.79)% to (5.79)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity Advisor® Equity Growth Fund — Class A
2022	1.35% to 1.70%	1,512	32.14 to 30.51	48	0.00%	(25.68)% to (25.94)%
2021	1.35% to 1.70%	701	43.24 to 41.20	30	0.00%	21.07% to 20.64%
2020	1.35% to 1.70%	8,441	35.72 to 34.15	297	0.00%	41.49% to 40.99%
2019	1.35% to 1.70%	—	25.24 to 24.22	—	0.00%	31.88% to 31.41%
2018	1.35% to 1.70%	—	19.14 to 18.43	—	0.00%	(1.80)% to (2.15)%
Fidelity Advisor® Leveraged Company Stock Fund — Class A
2022	1.35% to 1.70%	—	18.64 to 17.70	—	0.00%	(24.45)% to (24.72)%
2021	1.65% to 1.65%	1,282	23.68 to 23.68	30	0.12%	23.09% to 23.09%
2020	1.65% to 1.65%	1,542	19.23 to 19.23	30	0.00%	26.78% to 26.78%
2019	1.35% to 1.70%	—	15.72 to 15.08	—	0.00%	27.72% to 27.27%
2018	1.35% to 1.70%	—	12.31 to 11.85	—	0.00%	(17.20)% to (17.50)%
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A
2022	1.65% to 1.65%	1,038	24.16 to 24.16	25	0.34%	(28.68)% to (28.68)%
2021	1.35% to 1.70%	1,864	35.30 to 33.64	64	0.00%	22.62% to 22.19%
2020	1.35% to 1.65%	2,903	28.79 to 27.71	82	0.01%	21.97% to 21.60%
2019	1.35% to 1.70%	7,975	23.60 to 22.65	186	0.13%	27.41% to 26.96%
2018	1.35% to 1.70%	9,556	18.53 to 17.84	175	0.00%	(5.75)% to (6.09)%
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A
2022	1.35% to 1.70%	22,597	14.25 to 13.53	312	4.08%	(13.02)% to (13.33)%
2021	1.35% to 1.70%	24,197	16.39 to 15.61	385	0.83%	10.23% to 9.84%
2020	1.35% to 1.70%	28,108	14.87 to 14.22	407	3.66%	0.18% to -0.18%
2019	1.35% to 1.70%	29,348	14.84 to 14.24	425	3.10%	16.22% to 15.80%
2018	1.35% to 1.70%	31,188	12.77 to 12.30	389	3.49%	(11.05)% to (11.36)%
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A
2022	1.35% to 1.70%	27,358	12.16 to 11.55	325	2.26%	(13.74)% to (14.04)%
2021	1.35% to 1.70%	30,904	14.10 to 13.44	427	1.77%	(2.70)% to (3.04)%
2020	1.35% to 1.70%	56,670	14.49 to 13.86	810	2.12%	6.39% to 6.02%
2019	1.35% to 1.70%	54,885	13.62 to 13.07	740	2.52%	6.60% to 6.23%
2018	1.35% to 1.70%	65,627	12.78 to 12.31	831	2.50%	(1.41)% to (1.76)%
Janus Investment Fund
Janus Henderson Forty Fund — Class A
2022	1.35% to 1.70%	1,939	25.07 to 23.81	48	0.00%	(34.60)% to (34.83)%
2021	1.35% to 1.70%	—	38.34 to 36.53	—	0.00%	21.01% to 20.58%
2020	1.35% to 1.70%	2,446	31.68 to 30.30	76	0.23%	36.94% to 36.46%
2019	1.35% to 1.70%	—	23.13 to 22.2	—	0.00%	34.62% to 34.14%
2018	1.35% to 1.70%	—	17.19 to 16.55	—	0.00%	(0.18)% to (0.53)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Legg Mason Partners Variable Equity Trust
ClearBridge Aggressive Growth Fund — Class FI
2022	1.35% to 1.70%	—	20.44 to 19.41	—	0.00%	(26.60)% to (26.86)%
2021	1.35% to 1.70%	1,704	27.85 to 26.53	47	0.00%	6.33% to 5.95%
2020	1.35% to 1.70%	—	26.19 to 25.04	—	0.00%	17.84% to 17.42%
2019	1.35% to 1.70%	—	22.22 to 21.33	—	0.00%	22.51% to 22.08%
2018	1.35% to 1.70%	—	18.14 to 17.47	—	0.00%	(9.18)% to (9.51)%
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A
2022	1.35% to 1.70%	—	20.55 to 19.51	—	0.87%	(11.06)% to (11.38)%
2021	1.35% to 1.70%	1,329	23.10 to 22.01	30	1.22%	25.03% to 24.59%
2020	1.35% to 1.70%	15,047	18.48 to 17.67	274	2.13%	(2.60)% to (2.95)%
2019	1.35% to 1.70%	5,879	18.97 to 18.21	110	2.28%	23.55% to 23.11%
2018	1.35% to 1.70%	7,250	15.35 to 14.79	110	2.04%	(8.72)% to (9.04)%
Lord Abbett Bond Debenture Fund, Inc.
Lord Abbett Bond Debenture Fund — Class A
2022	1.35% to 1.70%	—	16.63 to 15.79	—	2.36%	(13.89)% to (14.19)%
2021	1.35% to 1.70%	2,300	19.31 to 18.40	44	1.42%	1.84% to 1.48%
2020	1.35% to 1.70%	—	18.96 to 18.13	—	0.00%	6.11% to 5.73%
2019	1.35% to 1.70%	—	17.87 to 17.15	—	0.00%	11.81% to 11.41%
2018	1.35% to 1.70%	—	15.98 to 15.39	—	0.00%	(5.16)% to (5.50)%
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A
2022	1.35% to 1.70%	—	19.83 to 18.83	—	0.00%	(12.26)% to (12.57)%
2021	1.35% to 1.70%	—	22.6 to 21.54	—	0.00%	27.14% to 26.69%
2020	1.35% to 1.35%	2,798	17.78 to 17.78	50	1.34%	1.34% to 1.34%
2019	1.35% to 1.35%	2,700	17.54 to 17.54	47	0.74%	21.25% to 21.25%
2018	1.35% to 1.70%	7,458	14.47 to 13.93	107	0.77%	(15.70)% to (16.00)%
PIMCO Funds
PIMCO High Yield Fund — Class A
2022	1.35% to 1.70%	5,169	16.28 to 15.46	82	4.67%	(12.29)% to (12.60)%
2021	1.35% to 1.70%	8,684	18.57 to 17.69	158	4.16%	2.28% to 1.92%
2020	1.35% to 1.70%	5,824	18.15 to 17.36	104	4.50%	3.55% to 3.18%
2019	1.35% to 1.70%	15,302	17.53 to 16.82	265	4.77%	12.99% to 12.59%
2018	1.35% to 1.70%	12,340	15.51 to 14.94	190	5.00%	(4.15)% to (4.49)%
PIMCO Long-Term U.S. Government Fund— Class A
2022	1.35% to 1.70%	—	13.49 to 12.81	—	1.02%	(30.18)% to (30.43)%
2021	1.35% to 1.70%	20,138	19.33 to 18.42	381	1.56%	(6.16)% to (6.50)%
2020	1.35% to 1.70%	10,765	20.60 to 19.69	218	2.89%	15.90% to 15.49%
2019	1.35% to 1.70%	15,481	17.77 to 17.05	272	2.33%	11.52% to 11.12%
2018	1.35% to 1.70%	15,929	15.93 to 15.35	251	2.36%	(3.78)% to (4.13)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PIMCO Low Duration Fund — Class A
2022	1.35% to 1.70%	15,140	10.48 to 9.95	156	1.56%	(6.72)% to (7.05)%
2021	1.35% to 1.70%	29,168	11.24 to 10.71	323	0.54%	(2.31)% to (2.66)%
2020	1.35% to 1.70%	33,755	11.50 to 11.00	384	1.46%	1.72% to 1.36%
2019	1.35% to 1.70%	24,954	11.31 to 10.85	280	3.07%	2.77% to 2.40%
2018	1.35% to 1.70%	26,206	11.01 to 10.60	286	1.85%	(1.15)% to (1.50)%
PIMCO Total Return Fund — Class A
2022	1.35% to 1.70%	34,512	12.53 to 11.90	421	4.08%	(15.54)% to (15.84)%
2021	1.35% to 1.70%	24,327	14.83 to 14.13	352	1.91%	(2.51)% to (2.86)%
2020	1.35% to 1.70%	46,056	15.22 to 14.55	688	2.16%	7.04% to 6.66%
2019	1.35% to 1.70%	59,160	14.21 to 13.64	828	3.47%	6.44% to 6.06%
2018	1.35% to 1.70%	65,867	13.35 to 12.86	868	2.59%	(1.95)% to (2.30)%
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A
2022	1.65% to 1.65%	2,066	5.72 to 5.72	12	0.00%	(41.71)% to (41.71)%
2021 (5)	1.35% to 1.70%	4,664	9.81 to 9.81	46	0.00%	(1.87)% to (1.89)%
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A
2022	1.35% to 1.70%	—	7.62 to 7.24	—	0.00%	22.83% to 22.39%
2021	1.35% to 1.70%	—	6.21 to 5.91	—	0.00%	25.51% to 25.07%
2020	1.35% to 1.70%	12,815	4.95 to 4.73	62	1.35%	9.67% to 9.28%
2019	1.35% to 1.70%	29,713	4.51 to 4.33	133	1.83%	14.94% to 14.53%
2018	1.35% to 1.70%	32,726	3.92 to 3.78	127	1.27%	(28.82)% to (29.08)%
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A
2022	1.35% to 1.70%	4,191	11.94 to 11.34	49	0.64%	(19.12)% to (19.41)%
2021	1.35% to 1.70%	2,093	14.77 to 14.07	30	0.82%	11.88% to 11.49%
2020	1.35% to 1.70%	4,786	13.20 to 12.62	62	0.94%	9.43% to 9.04%
2019	1.35% to 1.70%	4,939	12.06 to 11.57	59	0.00%	24.15% to 23.71%
2018	1.35% to 1.70%	6,152	9.71 to 9.36	59	0.00%	(17.66)% to (17.95)%
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class
2022	1.65% to 1.65%	168	27.21 to 27.21	5	1.13%	(13.62)% to (13.62)%
2021	1.65% to 1.65%	199	31.50 to 31.50	6	0.27%	16.26% to 16.26%
2020	1.35% to 1.70%	4,727	28.15 to 26.92	132	1.09%	16.21% to 15.79%
2019	1.35% to 1.65%	2,179	24.22 to 23.38	53	1.25%	22.52% to 22.15%
2018	1.35% to 1.65%	2,287	19.77 to 19.14	45	1.88%	(0.98)% to (1.28)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class
2022	1.35% to 1.70%	3,133	22.91 to 21.75	70	1.92%	(4.87)% to (5.21)%
2021	1.35% to 1.70%	1,270	24.08 to 22.95	30	1.22%	23.57% to 23.13%
2020	1.35% to 1.70%	9,152	19.49 to 18.64	177	2.05%	(0.32)% to (0.67)%
2019	1.35% to 1.35%	2,415	19.55 to 19.55	47	2.11%	24.47% to 24.47%
2018	1.35% to 1.35%	2,506	15.71 to 15.71	39	1.90%	(10.80)% to (10.80)%
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class
2022	1.35% to 1.70%	—	27.33 to 25.95	—	0.00%	(41.10)% to (41.31)%
2021	1.35% to 1.70%	1,329	46.40 to 44.21	60	0.00%	18.09% to 17.67%
2020	1.35% to 1.65%	2,056	39.29 to 37.81	80	0.00%	34.70% to 34.29%
2019	1.35% to 1.35%	1,629	29.17 to 29.17	48	0.00%	28.68% to 28.68%
2018	1.35% to 1.35%	1,757	22.67 to 22.67	40	0.00%	(2.62)% to (2.62)%
The AB Portfolios
AB All Market Total Return Portfolio — Class A
2022	1.35% to 1.40%	4,876	12.95 to 12.85	63	2.62%	(20.84)% to (20.88)%
2021	1.35% to 1.40%	4,675	16.35 to 16.24	76	0.00%	11.43% to 11.37%
2020	1.35% to 1.40%	7,123	14.68 to 14.58	104	3.04%	3.41% to 3.36%
2019	1.35% to 1.40%	8,946	14.19 to 14.11	127	2.11%	17.76% to 17.71%
2018	1.35% to 1.40%	9,636	12.05 to 11.99	116	0.00%	(9.07)% to (9.12)%
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A
2022	1.35% to 1.40%	4,061	17.13 to 17.01	70	3.38%	0.44% to 0.39%
2021 (6)	1.35% to 1.40%	4,763	17.06 to 16.95	81	1.54%	20.56% to 20.50%
Thornburg Investment Trust
Thornburg International Equity Fund — Class A
2022	1.35% to 1.70%	—	11.94 to 11.34	—	0.00%	(18.13)% to (18.42)%
2021	1.35% to 1.70%	—	14.58 to 13.9	—	0.00%	5.81% to 5.44%
2020	1.35% to 1.70%	5,634	13.78 to 13.18	77	0.32%	20.91% to 20.48%
2019	1.35% to 1.70%	—	11.4 to 10.94	—	0.00%	26.72% to 26.27%
2018	1.35% to 1.70%	—	8.99 to 8.66	—	0.00%	(21.14)% to (21.42)%
Thornburg Small/Mid Cap Growth Fund — Class A
2022	1.35% to 1.70%	—	18.36 to 17.43	—	0.00%	(35.08)% to (35.31)%
2021	1.35% to 1.70%	1,088	28.28 to 26.94	30	0.00%	(5.62)% to (5.95)%
2020	1.35% to 1.70%	—	29.96 to 28.65	—	0.00%	39.73% to 39.24%
2019	1.35% to 1.70%	—	21.44 to 20.57	—	0.00%	27.17% to 26.72%
2018	1.35% to 1.70%	—	16.86 to 16.24	—	0.00%	(3.88)% to (4.23)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2022

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A
2022	1.65% to 1.65%	1,245	7.34 to 7.34	9	1.83%	(20.63)% to (20.63)%
2021	1.65% to 1.65%	1,362	9.24 to 9.24	13	1.44%	8.08% to 8.08%
2020	1.35% to 1.70%	8,542	8.89 to 8.50	74	2.43%	7.87% to 7.49%
2019	1.35% to 1.70%	9,907	8.24 to 7.91	80	2.50%	19.91% to 19.49%
2018	1.35% to 1.70%	11,615	6.87 to 6.62	79	1.79%	(17.12)% to (17.41)%
Virtus NFJ Large-Cap Value Fund — Class A
2022	1.35% to 1.70%	—	17.96 to 17.05	—	0.41%	(15.98)% to (16.28)%
2021	1.35% to 1.70%	13,915	21.37 to 20.37	292	0.61%	24.49% to 24.05%
2020	1.35% to 1.70%	16,259	17.17 to 16.42	275	0.30%	0.56% to 0.20%
2019	1.35% to 1.70%	—	17.07 to 16.38	—	0.00%	22.92% to 22.48%
2018	1.35% to 1.70%	—	13.89 to 13.38	—	0.65%	(10.92)% to (11.24)%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from August 7 to December 31, 2020.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 10 to December 31, 2021.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from January 11 to December 31, 2021.